Called up share capital and other equity instruments (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of issued capital and share premium

HSBC Holdings ordinary shares of $0.50 each, issued and fully paid
		2018		2017
	Footnotes	Number	$m	Number	$m
At 1 Jan		20,320,716,258	10,160	20,191,586,214	10,096
Shares issued under HSBC employee share plans		83,740,460	42	76,701,249	38
Shares issued in lieu of dividends		166,850,869	83	380,652,196	190
Less: Shares repurchased and cancelled		(210,466,091)	(105)	(328,223,401)	(164)
At 31 Dec	1	20,360,841,496	10,180	20,320,716,258	10,160

HSBC Holdings 6.20% non-cumulative US Dollar Preference Shares, Series A
		2018		2017
	Footnotes	Number	$m	Number	$m
At 1 Jan and 31 Dec	2	1,450,000	—	1,450,000	—

HSBC Holdings share premium
	2018	2017
	$m	$m
At 31 Dec	13,609	10,177

Total called up share capital and share premium
	2018	2017
	$m	$m
At 31 Dec	23,789	20,337

1	All HSBC Holdings ordinary shares in issue, excluding 325,273,407 shares held in treasury, confer identical rights, including in respect of capital, dividends and voting.

2	Included in the capital base of HSBC as additional tier 1 capital in accordance with the CRD IV rules, by virtue of the application of grandfathering provisions.

Disclosure of other equity instruments

HSBC’s additional tier 1 capital securities in issue which are accounted for in equity
		First call date	2018	2017
			$m	$m
$2,200m	8.125% perpetual subordinated capital securities	Apr 2013	—	2,133
$3,800m	8.000% perpetual subordinated capital securities, Series 2	Dec 2015	—	3,718
At 31 Dec			—	5,851

HSBC’s additional tier 1 capital – contingent convertible securities in issue which are accounted for in equity
		First call date	2018	2017
			$m	$m
$1,500m	5.625% perpetual subordinated contingent convertible securities	Jan 2020	1,494	1,494
$2,000m	6.875% perpetual subordinated contingent convertible securities	Jun 2021	1,998	1,998
$2,250m	6.375% perpetual subordinated contingent convertible securities	Sep 2024	2,244	2,244
$2,450m	6.375% perpetual subordinated contingent convertible securities	Mar 2025	2,460	2,460
$3,000m	6.000% perpetual subordinated contingent convertible securities	May 2027	2,997	2,997
$2,350m	6.250% perpetual subordinated contingent convertible securities	Mar 2023	2,347	—
$1,800m	6.500% perpetual subordinated contingent convertible securities	Mar 2028	1,798	—
€1,500m	5.250% perpetual subordinated contingent convertible securities	Sep 2022	1,943	1,943
€1,000m	6.000% perpetual subordinated contingent convertible securities	Sep 2023	1,120	1,120
€1,250m	4.750% perpetual subordinated contingent convertible securities	Jul 2029	1,420	1,420
£1,000m	5.875% perpetual subordinated contingent convertible securities	Sep 2026	1,299	—
SGD1,000m	4.700% perpetual subordinated contingent convertible securities	Jun 2022	723	723
SGD750m	5.000% perpetual subordinated contingent convertible securities	Sep 2023	549	—
At 31 Dec			22,392	16,399

Disclosure of range of exercise prices of outstanding share options

Aggregate options outstanding under these plans
31 Dec 2018			31 Dec 2017
Number of HSBC Holdings ordinary shares	Period of exercise	Exercise price	Number of HSBC Holdings ordinary shares	Period of exercise	Exercise price
57,065,513	2018 to 2024	£4.0472 – 5.9640	64,604,932	2017 to 2023	£4.0472 – 5.9640
—	N/A	N/A	36,309	2017 to 2018	HK$55.4701
—	N/A	N/A	10,539	2017 to 2018	€5.3532
—	N/A	N/A	17,873	2017 to 2018	$7.1456